FINANCIAL LIABILITIES - Schedule of Outstanding Exchangeable Shares, Class A.2 Shares, Class B Shares, and Class C Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Beginning balance, financial liability	$ 4,644
Remeasurement of shares classified as financial liability	(441)	$ (477)	$ 34
Ending balance, financial liability	$ 5,129	$ 4,644
Closing price (in usd per share)	$ 32.00
Return of capital	$ 348
Exchangeable Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	119,039,120	131,872,066
Share issuance (in shares)	833,272
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	155,557	199,066
Shares exchanged to units (in shares)	(45,782)	(19,223)
Arrangement/reorganization (in shares)		(13,012,789)
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	119,982,167	119,039,120	131,872,066
Class A.2 Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	13,012,789	0
Share issuance (in shares)	0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Arrangement/reorganization (in shares)		13,012,789
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	13,012,789	13,012,789	0
Class B Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	3	2
Share issuance (in shares)	0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Arrangement/reorganization (in shares)		1
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	3	3	2
Class C Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	11,117,660	0
Share issuance (in shares)	0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Arrangement/reorganization (in shares)		11,117,660
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	11,117,660	11,117,660	0
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Beginning balance, financial liability	$ 4,644	$ 4,153
Share issuance	38
Share issuance - BIPC Exchangeable LP Unit exchanges	7	6
Shares exchanged to units	(1)	0
Arrangement/reorganization		8
Remeasurement of shares classified as financial liability	441	477
Ending balance, financial liability	$ 5,129	$ 4,644	$ 4,153
BIPC ATM
Disclosure of financial liabilities [line items]
Share issuance (in shares)	833,272